Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Accounts receivable-trade, net	¥ 621,867	¥ 534,686
Contract liabilities:
Current	109,307	89,008
Long-term	71,134	156,431
Total	180,441	245,439
Prepaid card liability	¥ 402,742	¥ 507,405